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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         -----------------------------------------------
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachuetts    November 10, 2009
   -------------------------------    --------------------    ----------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: 3,171,670
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number      Name

    1        028-06536                 AEW Capital Management, Inc.
    ------       -----------------     -------------------------------------
    2        028-06808                 Natixis Global Asset Management, L.P.
    ------       -----------------     -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    9/30/2009

                                                     VALUE     SH or    SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN Call   DISCRETION   MANAGERS   SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities   COM            015271109   25,968    477,800 SH       Shared-Defined  01 02     214,900    -     262,900
AMB Property Corp          COM            00163T109  110,158  4,799,906 SH       Shared-Defined  01 02   2,749,106    -   2,050,800
Annaly Capital Management
 Inc.                      COM            035710409    2,721    150,000 SH       Shared-Defined  01 02           0    -     150,000
Avalon Bay Communities     COM            053484101  179,208  2,464,023 SH       Shared-Defined  01 02   1,598,001    -     866,022
Biomed Realty Trust Inc.   COM            09063H107   39,322  2,849,400 SH       Shared-Defined  01 02   2,409,200    -     440,200
Boston Properties Inc.     COM            101121101  212,670  3,244,400 SH       Shared-Defined  01 02   2,099,500    -   1,144,900
Brandywine Realty Trust    COM            105368203    1,974    178,800 SH       Shared-Defined  01 02     178,800    -           -
Brookfield Properties      COM            112900105    5,893    523,400 SH       Shared-Defined  01 02     412,000    -     111,400
Camden Property Trust      COM            133131102   77,332  1,918,900 SH       Shared-Defined  01 02   1,589,600    -     329,300
DCT Industrial Trust Inc.  COM            233153105   52,724 10,317,900 SH       Shared-Defined  01 02   8,752,600    -   1,565,300
Digital Realty Trust       COM            253868103   37,094    811,500 SH       Shared-Defined  01 02     672,500    -     139,000
Dupont Fabros Technology   COM            26613Q106   33,240  2,493,655 SH       Shared-Defined  01 02   2,119,055    -     374,600
Entertainment Pptys Trust  COM            29380T105   22,468    658,100 SH       Shared-Defined  01 02     560,900    -      97,200
Equity Lifestyle
 Properties                COM            29472R108   13,107    306,300 SH       Shared-Defined  01 02     253,300    -      53,000
Equity Residential         COM            29476L107  200,675  6,536,632 SH       Shared-Defined  01 02   4,489,632    -   2,047,000
Essex Property Trust Inc   COM            297178105   32,699    410,900 SH       Shared-Defined  01 02     334,300    -      76,600
Extra Space Storage Inc.   COM            30225T102   57,921  5,490,100 SH       Shared-Defined  01 02   4,688,300    -     801,800
Federal Realty Invs Trust  COM            313747206  149,289  2,432,600 SH       Shared-Defined  01 02   1,531,600    -     901,000
First Potomac Realty Trust COM            33610F109   22,959  1,986,100 SH       Shared-Defined  01 02   1,720,300    -     265,800
Glimcher Realty Trust      COM            379302102      634    172,800 SH       Shared-Defined  01 02     172,800    -           -
HCP Inc.                   COM            40414L109  146,445  5,095,500 SH       Shared-Defined  01 02   3,495,000    -   1,600,500
Health Care Reit Inc.      COM            42217K106   13,551    325,600 SH       Shared-Defined  01 02     284,400    -      41,200
Host Hotels & Resorts      COM            44107P104  100,723  8,557,600 SH       Shared-Defined  01 02   6,411,200    -   2,146,400
HRPT Properties Trust      COM            40426W101   26,216  3,486,210 SH       Shared-Defined  01 02   2,972,510    -     513,700
Kilroy Realty Corp.        COM            49427F108   73,108  2,635,455 SH       Shared-Defined  01 02   1,937,555    -     697,900
Kimco Realty Corp.         COM            49446R109   36,442  2,794,604 SH       Shared-Defined  01 02   2,346,504    -     448,100
Kite Realty Group          COM            49803T102   13,514  3,240,800 SH       Shared-Defined  01 02   2,591,100    -     649,700
Liberty Property Trust     COM            531172104  182,760  5,618,200 SH       Shared-Defined  01 02   3,503,700    -   2,114,500
Macerich Company (the)     COM            554382101   85,316  2,812,917 SH       Shared-Defined  01 02   1,977,609    -     835,308
Mack Cali Realty Corp      COM            554489104   54,450  1,684,200 SH       Shared-Defined  01 02   1,115,900    -     568,300
National Retail Properties COM            637417106   31,937  1,487,500 SH       Shared-Defined  01 02   1,307,200    -     180,300
Nationwide Health
 Properties Inc.           COM            638620104   84,287  2,719,800 SH       Shared-Defined  01 02   2,253,600    -     466,200
NRDC Acquisition Corp.     COM            62941R102   13,753  1,330,100 SH       Shared-Defined  01 02     889,800    -     440,300
Omega Healthcare Investors COM            681936100   60,966  3,805,600 SH       Shared-Defined  01 02   3,217,700    -     587,900
Plum Creek Timber Co.      COM            729251108   14,505    473,400 SH       Shared-Defined  01 02     158,800    -     314,600
Post Properties Inc.       COM            737464107   19,458  1,081,000 SH       Shared-Defined  01 02     491,000    -     590,000
Public Storage Inc.        COM            74460D109  166,313  2,210,428 SH       Shared-Defined  01 02   1,492,528    -     717,900
Realty Income Corp         COM            756109104   11,668    454,900 SH       Shared-Defined  01 02     422,700    -      32,200
Regency Centers Corp.      COM            758849103   95,900  2,588,400 SH       Shared-Defined  01 02   1,758,600    -     829,800

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
Senior Housing Properties
 Trust                     COM      81721M109     1,720      90,000 SH       Shared-Defined  01 02       90,000    -            -
Simon Property Group       COM      828806109   354,012   5,098,834 SH       Shared-Defined  01 02    3,437,707    -    1,661,127
Starwood Hotels & Resorts  COM      85590A401    59,038   1,787,400 SH       Shared-Defined  01 02    1,112,600    -      674,800
Taubman Centers Inc.       COM      876664103    16,745     464,111 SH       Shared-Defined  01 02      384,011    -       80,100
UDR Inc.                   COM      902653104     2,220     141,059 SH       Shared-Defined  01 02      141,059    -            -
Ventas Inc.                COM      92276F100    40,425   1,050,000 SH       Shared-Defined  01 02      417,000    -      633,000
Vornado Realty Trust       COM      929042109   188,142   2,921,002 SH       Shared-Defined  01 02    1,979,157    -      941,845
Column Totals                                 3,171,670 112,177,836                                  82,735,334    -   29,442,502